Segments of Business and Geographic Areas (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 30, 2012		Jan. 01, 2012		Jan. 02, 2011
Segment Reporting Information [Line Items]
Identifiable Assets	$ 121,347	[1]	$ 113,644	[1]	$ 102,908	[1]
Consumer [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	24,131		24,210		23,753
Pharmaceutical [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	23,219		23,747		19,961
Medical Devices and Diagnostics [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	42,926		23,609		23,277
Operating Segments [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	90,276		71,566		66,991
General Corporate [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	$ 31,071	[2]	$ 42,078	[2]	$ 35,917	[2]

[1]	Long-lived assets include property, plant and equipment, net for 2012, 2011 and 2010 of $16,097, $14,739 and $14,553, respectively, and intangible assets and goodwill, net for 2012, 2011 and 2010 of $51,176, $34,276 and $32,010, respectively.
[2]	General corporate includes cash and marketable securities.